CONDENSED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIT) - USD ($)		Common Stock Common Class A [Member] CIK 0001846136 Riverview Acquisition Corp	Common Stock Common Class B [Member] CIK 0001846136 Riverview Acquisition Corp	Common Stock		Additional Paid-in Capital CIK 0001846136 Riverview Acquisition Corp	Accumulated Deficit CIK 0001846136 Riverview Acquisition Corp	CIK 0001846136 Riverview Acquisition Corp	Total
Balance at beginning of period (in shares) at Dec. 31, 2019				34,202,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income (Loss) Attributable to Parent									$ (129,171,000)
Balance at end of period (in shares) at Dec. 31, 2020				34,202,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income (Loss) Attributable to Parent									(21,947,000)
Ending balance at Dec. 31, 2021		$ 0	$ 6,250			$ 0	$ (18,256,253)	$ (18,250,003)	(178,734,000)	[1]
Balance at end of period (in shares) at Dec. 31, 2021		0	6,250,000	34,523,000	[2]
Beginning balance at Feb. 03, 2021		$ 0	$ 0			0	0	0
Balance at beginning of period (in shares) at Feb. 03, 2021		0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Class B common stock to Sponsor		$ 0	$ 7,188			17,812	0	25,000
Issuance of Class B common stock to Sponsor (in shares)		0	7,187,500
Net Income (Loss) Attributable to Parent		$ 0	$ 0			0	(8,476)	(8,476)
Ending balance at Mar. 31, 2021		$ 0	$ 7,188			17,812	(8,476)	16,524
Balance at end of period (in shares) at Mar. 31, 2021		0	7,187,500
Beginning balance at Feb. 03, 2021		$ 0	$ 0			0	0	0
Balance at beginning of period (in shares) at Feb. 03, 2021		0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income (Loss) Attributable to Parent								(8,413)
Ending balance at Jun. 30, 2021		$ 0	$ 7,188			17,812	(8,413)	16,587
Balance at end of period (in shares) at Jun. 30, 2021		0	7,187,500
Beginning balance at Feb. 03, 2021		$ 0	$ 0			0	0	0
Balance at beginning of period (in shares) at Feb. 03, 2021		0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Class B common stock to Sponsor			$ 7,188			17,812		25,000
Issuance of Class B common stock to Sponsor (in shares)		0	7,187,500
Accretion of Class A common stock subject to possible redemption						(536,750)	(23,922,881)	(24,459,631)
Net Income (Loss) Attributable to Parent							5,666,628	5,666,628
Ending balance at Dec. 31, 2021		$ 0	$ 6,250			0	(18,256,253)	(18,250,003)	(178,734,000)	[1]
Balance at end of period (in shares) at Dec. 31, 2021		0	6,250,000	34,523,000	[2]
Beginning balance at Mar. 31, 2021		$ 0	$ 7,188			17,812	(8,476)	16,524
Balance at beginning of period (in shares) at Mar. 31, 2021		0	7,187,500
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income (Loss) Attributable to Parent		$ 0	$ 0			0	63	63
Ending balance at Jun. 30, 2021		$ 0	$ 7,188			17,812	(8,413)	16,587
Balance at end of period (in shares) at Jun. 30, 2021		0	7,187,500
Beginning balance at Dec. 31, 2021		$ 0	$ 6,250			0	(18,256,253)	(18,250,003)	(178,734,000)	[1]
Balance at beginning of period (in shares) at Dec. 31, 2021		0	6,250,000	34,523,000	[2]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income (Loss) Attributable to Parent		$ 0	$ 0			0	172,425	172,425	(4,876,000)
Ending balance at Mar. 31, 2022		$ 0	$ 6,250			0	(18,083,828)	(18,077,578)
Balance at end of period (in shares) at Mar. 31, 2022		0	6,250,000	34,856,000	[2]
Beginning balance at Dec. 31, 2021		$ 0	$ 6,250			0	(18,256,253)	(18,250,003)	(178,734,000)	[1]
Balance at beginning of period (in shares) at Dec. 31, 2021		0	6,250,000	34,523,000	[2]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income (Loss) Attributable to Parent								(10,386,515)
Ending balance at Jun. 30, 2022		$ 0	$ 6,250			0	(28,765,555)	(28,759,305)
Balance at end of period (in shares) at Jun. 30, 2022		0	6,250,000
Beginning balance at Dec. 31, 2021		$ 0	$ 6,250			0	(18,256,253)	(18,250,003)	(178,734,000)	[1]
Balance at beginning of period (in shares) at Dec. 31, 2021		0	6,250,000	34,523,000	[2]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income (Loss) Attributable to Parent									(55,185,000)
Ending balance at Dec. 31, 2022	[1]								9,269,000
Balance at end of period (in shares) at Dec. 31, 2022				75,020,000
Beginning balance at Mar. 31, 2022		$ 0	$ 6,250			0	(18,083,828)	(18,077,578)
Balance at beginning of period (in shares) at Mar. 31, 2022		0	6,250,000	34,856,000	[2]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Accretion of Class A common stock subject to possible redemption		$ 0	$ 0			0	(122,787)	(122,787)
Net Income (Loss) Attributable to Parent		0	0			0	(10,558,940)	(10,558,940)
Ending balance at Jun. 30, 2022		$ 0	$ 6,250			$ 0	$ (28,765,555)	$ (28,759,305)
Balance at end of period (in shares) at Jun. 30, 2022		0	6,250,000
Beginning balance at Dec. 31, 2022	[1]								9,269,000
Balance at beginning of period (in shares) at Dec. 31, 2022				75,020,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income (Loss) Attributable to Parent									(4,341,000)
Ending balance at Mar. 31, 2023									$ 10,335,000
Balance at end of period (in shares) at Mar. 31, 2023				75,628,000

[1]	Retroactively adjusted for de-SPAC merger transaction as described in Note 4.
[2]	Retroactively adjusted the three months ended March 31, 2022 for de-SPAC merger transaction as described in Note 4